NON-CONTROLLING INTEREST - Non-controlling interests (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncontrolling interest [line items]
Assets	$ 301,181,596	$ 295,591,236
Liabilities	269,661,180	264,769,577
Total income	47,658,238	37,274,770	$ 39,064,493
Net Income	2,177,116	4,869,133	5,668,502
OCI - Controlling	2,739,643	1,706,258	6,121,261
Cash flow from operating activities	6,005,501	(222,124)	$ 5,901,630
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Assets	57,281,194	54,030,318
Liabilities	41,759,075	39,158,937
Total income	21,924,701	13,466,165
Net Income	1,530,167	2,301,398
OCI - Controlling	518,906	355,507
Cash flow from operating activities	462,627	1,607,158
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Assets	137,474,034	137,873,838
Liabilities	121,705,013	122,063,279
Total income	7,426,045	12,767,867
Net Income	968,934	2,806,268
OCI - Controlling	(470,967)	(586,923)
Cash flow from operating activities	4,939,701	(3,276,271)
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Assets	68,601,785	60,004,409
Liabilities	62,913,703	54,788,335
Total income	3,751,270	5,799,384
Net Income	479,557	456,343
OCI - Controlling	(70,255)	(311,542)
Cash flow from operating activities	1,527,081	(1,676,363)
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Assets	3,571,979	3,522,732
Liabilities	700,357	1,056,580
Total income	1,184,591	972,508
Net Income	560,210	155,194
OCI - Controlling	(14,502)	(60,646)
Cash flow from operating activities	189,272	33,365
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Assets	18,913,324	19,648,282
Liabilities	17,171,402	17,801,302
Total income	1,144,236	2,062,719
Net Income	(241,004)	103,774
OCI - Controlling	34,174	(102,613)
Cash flow from operating activities	(382,392)	274,563
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Assets	85,370,710	32,667,378
Liabilities	67,656,734	29,449,526
Total income	39,314,924	3,406,454
Net Income	(184,616)	79,994
OCI - Controlling	21,218	(80,101)
Cash flow from operating activities	$ 126,336	$ (51,186)